The Gabelli Global Utility & Income Trust

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 80.6%
	ENERGY AND UTILITIES — 43.0%
	Alternative Energy — 2.3%
	Non U.S. Companies
68,000	Siemens Gamesa Renewable Energy SA	$1,029,712
450	SolarEdge Technologies Inc.†	36,846
1,500	Vestas Wind Systems A/S	122,454

	U.S. Companies
36,314	NextEra Energy Partners LP	1,561,502
8,150	Ormat Technologies Inc.	551,429

		3,301,943

	Diversified Industrial — 1.6%
	Non U.S. Companies
4,000	Altran Technologies SA	65,733
16,000	Bouygues SA	471,512
16,500	Jardine Matheson Holdings Ltd.	825,000
17,000	Jardine Strategic Holdings Ltd.	377,400

	U.S. Companies
18,500	Flowserve Corp.	441,965
20,000	General Electric Co.	158,800
4,500	Mueller Water Products Inc., Cl. A	36,045

		2,376,455

	Electric Transmission and Distribution — 2.7%
	Non U.S. Companies
8,000	Algonquin Power & Utilities Corp.	107,724
1,000	Ascendant Group Ltd.	29,375
1,700	Boralex Inc., Cl. A	30,200
28,000	Enel Chile SA, ADR	92,960
1,000	Equatorial Energia SA	3,358
11,000	Fortis Inc.	424,195
1,250	Fortis Inc.	48,187
7,600	Landis+Gyr Group AG	525,881
1,100	Orsted A/S.	108,292
20,000	Red Electrica Corp. SA	360,979

	U.S. Companies
2,400	Consolidated Edison Inc.	187,200
350	Sempra Energy	39,547
32,000	Twin Disc Inc.†	223,360
4,000	Unitil Corp.	209,280
16,300	WEC Energy Group Inc.	1,436,519

		3,827,057

	Energy and Utilities: Integrated — 23.2%
	Non U.S. Companies
140,000	A2A SpA.	174,942
18,000	BP plc, ADR	439,020
10,000	Chubu Electric Power Co. Inc.	141,781

Shares		Market Value
152,000	Datang International Power Generation Co. Ltd., Cl. H	$20,390
2,000	E.ON SE	20,825
14,000	E.ON SE, ADR	144,200
19,000	EDP – Energias de Portugal SA	76,654
9,000	EDP – Energias de Portugal SA, ADR	367,110
10,000	Electric Power Development Co. Ltd.	202,558
33,000	Emera Inc.	1,301,428
8,500	Endesa SA	182,525
28,000	Enel Americas SA, ADR	169,680
152,000	Enel SpA	1,062,676
3,000	Eni SpA.	30,506
5,000	Eni SpA, ADR	99,100
225,000	Hera SpA	810,963
12,000	Hokkaido Electric Power Co. Inc.	52,230
22,000	Hokuriku Electric Power Co.	154,885
14,000	Huaneng Power International Inc., ADR	201,600
221,546	Iberdrola SA	2,195,180
1,800	Innergex Renewable Energy Inc.	24,494
34,000	Korea Electric Power Corp., ADR†	256,700
22,000	Kyushu Electric Power Co. Inc.	177,801
14,000	Shikoku Electric Power Co. Inc.	111,193
15,000	The Chugoku Electric Power Co. Inc.	210,370
14,000	The Kansai Electric Power Co. Inc.	156,698
10,000	Tohoku Electric Power Co. Inc.	96,815
100	Uniper SE	2,480
2,000	Verbund AG	72,836

	U.S. Companies
2,000	ALLETE Inc.	121,360
1,400	Alliant Energy Corp.	67,606
18,000	Ameren Corp.	1,310,940
25,000	American Electric Power Co. Inc.	1,999,500
11,100	Avangrid Inc.	485,958
17,100	Avista Corp.	726,579
600	Black Hills Corp.	38,418
500	CMS Energy Corp.	29,375
11,007	Dominion Energy Inc.	794,595
1,000	DTE Energy Co.	94,970
10,700	Duke Energy Corp.	865,416
64,000	El Paso Electric Co.	4,349,440
500	Entergy Corp.	46,985
2,000	Evergy Inc.	110,100
20,700	Eversource Energy	1,618,947
380,000	Gulf Coast Ultra Deep Royalty Trust	6,270
16,000	Hawaiian Electric Industries Inc.	688,800
300	IDACORP Inc.	26,337
10,000	MGE Energy Inc.	654,700
5,800	NextEra Energy Inc.	1,395,596
36,000	NiSource Inc.	898,920
10,500	NorthWestern Corp.	628,215
35,000	OGE Energy Corp.	1,075,550

1

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Integrated (Continued)
	U.S. Companies (Continued)
11,000	Otter Tail Corp.	$489,060
4,000	PG&E Corp.†	35,960
14,000	Pinnacle West Capital Corp.	1,061,060
500	Portland General Electric Co.	23,970
8,400	PPL Corp.	207,312
17,000	Public Service Enterprise Group Inc.	763,470
121,500	The AES Corp.	1,652,400
19,000	The Southern Co.	1,028,660
18,500	Xcel Energy Inc.	1,115,550

		33,369,659

	Environmental Services — 0.3%
	Non U.S. Companies
2,500	Cia de Saneamento Basico do Estado de Sao Paulo, Cl. A, ADR	18,450
900	Pentair plc	26,784
2,500	Suez	25,576
13,000	Veolia Environnement SA	279,227

	U.S. Companies
300	Tetra Tech Inc.	21,186

		371,223

	Independent Power Producers and Energy Traders — 0.0%
	Non U.S. Companies
3,000	Atlantica Yield plc	66,900

	Natural Gas Integrated — 2.1%
	Non U.S. Companies
80,000	Snam SpA	370,928
1,100	TC Energy Corp.	48,730

	U.S. Companies
10,000	Apache Corp.	41,800
14,000	Kinder Morgan Inc.	194,880
60,000	National Fuel Gas Co.	2,237,400
4,000	ONEOK Inc.	87,240

		2,980,978

	Natural Gas Utilities — 6.4%
	Non U.S. Companies
215,800	AltaGas Canada Inc.	5,137,000
1,500	Enagas SA	29,935
1,000	Engie SA	10,381
9,800	Engie SA, ADR	99,960
16,000	Italgas SpA	88,038
101,000	National Grid plc	1,187,527
15,700	National Grid plc, ADR	914,839

Shares		Market Value
	U.S. Companies
6,000	Atmos Energy Corp.	$595,380
2,200	Chesapeake Utilities Corp.	188,562
1,300	ONE Gas Inc.	108,706
10,000	Southwest Gas Holdings Inc.	695,600
2,000	Spire Inc.	148,960

		9,204,888

	Natural Resources — 0.2%
	Non U.S. Companies
12,000	Cameco Corp.	91,680
200	Linde plc	34,600

	U.S. Companies
22,000	California Resources Corp.†	22,000
10,000	CNX Resources Corp.†	53,200
1,200	Diamondback Energy Inc.	31,440
10,000	Occidental Petroleum Corp.	115,800

		348,720

	Oil — 0.5%
	Non U.S. Companies
5,500	PetroChina Co. Ltd., ADR	198,000
10,000	Petroleo Brasileiro SA, ADR	55,000
9,000	Royal Dutch Shell plc, Cl. A, ADR	314,010

	U.S. Companies
1,000	Chevron Corp.	72,460
1,000	ConocoPhillips	30,800
6,000	Devon Energy Corp.	41,460

		711,730

	Services — 1.6%
	Non U.S. Companies
1,000	ABB Ltd.	17,668
37,000	ABB Ltd., ADR	638,620
23,000	Enbridge Inc.	669,070
5,726	First Sensor AG	239,346
590	Weatherford International plc†	3,511

	U.S. Companies
24,000	AZZ Inc.	674,880
10,000	Halliburton Co.	68,500
1,500	National Oilwell Varco Inc.	14,745

		2,326,340

	Water — 2.1%
	Non U.S. Companies
500	Cia de Saneamento de Minas Gerais-COPASA	3,988
5,000	Consolidated Water Co. Ltd.	82,000
2,000	Fluidra SA†	18,793
40,000	Severn Trent plc	1,132,793
35,000	United Utilities Group plc	392,478

2

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Water (Continued)
	U.S. Companies
500	Artesian Resources Corp., Cl. A	$18,690
5,400	California Water Service Group	271,728
8,000	Essential Utilities Inc.	325,600
40,000	Fluence Corp. Ltd.†	7,381
4,000	Middlesex Water Co.	240,480
18,000	Primo Water Corp.	163,080
6,500	SJW Group	375,505

		3,032,516

	TOTAL ENERGY AND UTILITIES	61,918,409

	OTHER — 24.6%
	Aerospace — 0.5%
	Non U.S. Companies
100,000	Rolls-Royce Holdings plc	423,058
8,000	Transat AT Inc.†	48,490

	U.S. Companies
14,000	AAR Corp.	248,640

		720,188

	Automotive — 0.0%
	Non U.S. Companies
350	Ferrari NV	53,400

	Automotive: Parts and Accessories — 0.1%
	Non U.S. Companies
4,000	Linamar Corp.	82,797

	Building and Construction — 0.3%
	Non U.S. Companies
500	Acciona SA	53,684
1,500	Sika AG	249,273

	U.S. Companies
4,000	Arcosa Inc.	158,960

		461,917

	Business Services — 1.2%
	Non U.S. Companies
57,000	JCDecaux SA	1,037,278
150,000	Sistema PJSC FC, GDR	498,000

	U.S. Companies
17,000	Diebold Nixdorf Inc.†	59,840
8,000	Macquarie Infrastructure Corp.	202,000

		1,797,118

Shares		Market Value
	Computer Software and Services — 0.4%
	Non U.S. Companies
2,000	Prosus NV†	$139,296
2,000	Tencent Holdings Ltd.	98,081

	U.S. Companies
2,430	Global Payments Inc.	350,479

		587,856

	Consumer Products — 2.3%
	Non U.S. Companies
16,000	Essity AB, Cl. B	494,918
500	Ferguson plc	31,400
1,000	Salvatore Ferragamo SpA	13,345
15,000	Scandinavian Tobacco Group A/S	151,682
45,000	Swedish Match AB	2,583,763

		3,275,108

	Consumer Services — 0.2%
	U.S. Companies
13,000	Matthews International Corp., Cl. A	314,470

	Diversified Industrial — 0.7%
	Non U.S. Companies
36,000	Ardagh Group SA	426,960
600	Sulzer AG	38,088

	U.S. Companies
1,800	Ball Corp.	116,388
23,000	Trinity Industries Inc.	369,610

		951,046

	Electronics — 3.3%
	Non U.S. Companies
2,800	Kyocera Corp.	166,867
1,000	Signify NV	19,510
42,000	Sony Corp., ADR	2,485,560

	U.S. Companies
400	Hubbell Inc.	45,896
16,200	Tech Data Corp.†	2,119,770

		4,837,603

	Entertainment — 1.7%
	Non U.S. Companies
88,000	Grupo Televisa SAB, ADR	510,400
15,000	Manchester United plc, Cl. A	225,750
2,000	Naspers Ltd., Cl. N	285,562
48,000	Vivendi SA	1,033,638

	U.S. Companies
16,500	Fox Corp., Cl. B	377,520

		2,432,870

3

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Financial Services — 3.3%
	Non U.S. Companies
3,000	Brookfield Asset Management Inc., Cl. A	$132,750
55,000	Commerzbank AG	200,692
58,000	Credit Suisse Group AG	482,078
24,000	Credit Suisse Group AG, ADR	194,160
8,000	Deutsche Bank AG	51,360
65,000	GAM Holding AG†	123,314
24,000	Janus Henderson Group plc	367,680
10,000	Kinnevik AB, Cl. A	166,792
100,000	Resona Holdings Inc.	302,441
35,000	UBS Group AG	328,945
26,000	UBS Group AG, ADR	240,760

	U.S. Companies
10,000	AllianceBernstein Holding LP	185,900
20,000	Bank of America Corp.	424,600
1,500	M&T Bank Corp.	155,145
11,000	The Bank of New York Mellon Corp.	370,480
3,400	The Goldman Sachs Group Inc.	525,606
3,000	The Hartford Financial Services Group Inc.	105,720
13,830	UGI Corp.	368,846

		4,727,269

	Food and Beverage — 4.6%
	Non U.S. Companies
110	Chocoladefabriken Lindt & Spruengli AG	932,000
3,000	Chr. Hansen Holding A/S	225,495
80,000	Davide Campari-Milano SpA	577,920
8,000	Diageo plc, ADR	1,016,960
1,000	Fomento Economico Mexicano SAB de CV, ADR	60,510
6,000	Heineken NV	503,981
1,000	Kerry Group plc, Cl. A	115,474
3,300	Kikkoman Corp.	141,330
32,000	Maple Leaf Foods Inc.	580,289
10,000	Nestlé SA	1,033,247
2,000	Pernod Ricard SA	285,541
2,300	Remy Cointreau SA	252,779
1,000	Yakult Honsha Co. Ltd.	59,428

	U.S. Companies
1,000	General Mills Inc.	52,770
5,500	McCormick & Co. Inc., Non-Voting	776,655

		6,614,379

	Health Care — 1.8%
	Non U.S. Companies
8,000	Allergan plc	1,416,800

	U.S. Companies
40,000	Owens & Minor Inc.	366,000

Shares		Market Value
25,000	Pfizer Inc.	$816,000

		2,598,800

	Hotels and Gaming — 1.5%
	Non U.S. Companies
150,000	Genting Singapore Ltd.	72,818
460,000	Mandarin Oriental International Ltd.	588,800
340,000	The Hongkong & Shanghai Hotels Ltd.	271,026
700,000	William Hill plc	592,455

	U.S. Companies
4,000	Churchill Downs Inc.	411,800
7,000	Ryman Hospitality Properties Inc., REIT	250,950

		2,187,849

	Machinery — 1.1%
	Non U.S. Companies
185,000	CNH Industrial NV	1,037,850

	U.S. Companies
10,500	CIRCOR International Inc.†	122,115
6,000	Xylem Inc.	390,780

		1,550,745

	Specialty Chemicals — 1.4%
	Non U.S. Companies
5,500	Axalta Coating Systems Ltd.†	94,985
600	Givaudan SA	1,867,013

	U.S. Companies
300	Air Products & Chemicals Inc.	59,883

		2,021,881

	Transportation — 0.2%
	U.S. Companies
5,000	GATX Corp.	312,800

	TOTAL OTHER	35,528,096

	COMMUNICATIONS — 12.9%
	Cable and Satellite — 4.2%
	Non U.S. Companies
10,000	Cogeco Inc.	617,352
70,000	ITV plc	57,402
25,104	Liberty Global plc, Cl. A†	414,467
48,000	Liberty Global plc, Cl. C†	754,080
14,000	Liberty Latin America Ltd., Cl. A†	147,280
20,000	Liberty Latin America Ltd., Cl. C†	205,200
46,000	Rogers Communications Inc., Cl. B	1,910,380

	U.S. Companies
200	Charter Communications Inc., Cl. A†	87,262
14,000	Comcast Corp., Cl. A	481,320
41,544	DISH Network Corp., Cl. A†	830,465
6,000	EchoStar Corp., Cl. A†	191,820
168	Liberty Broadband Corp., Cl. B†	18,614

4

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
	U.S. Companies (Continued)
85,000	WideOpenWest Inc.†	$404,600

		6,120,242

	Telecommunications — 6.7%
	Non U.S. Companies
34,000	BCE Inc.	1,389,240
142,500	BT Group plc, Cl. A	208,682
52,000	Deutsche Telekom AG, ADR†	672,880
465,000	Koninklijke KPN NV	1,115,959
3,500	Maroc Telecom	44,778
5,000	Orange SA, ADR	60,400
31,151	Orascom Investment Holding, GDR†	1,620
80,000	Pharol SGPS SA†	6,017
8,000	Proximus SA	184,140
1,200	Swisscom AG	648,561
2,000	Swisscom AG, ADR	107,300
40,000	Telecom Italia SpA†	16,429
12,000	Telefonica Brasil SA, ADR	114,360
45,000	Telefonica Deutschland Holding AG	112,115
67,000	Telefonica SA, ADR	306,190
70,000	Telekom Austria AG	490,239
22,500	Telenet Group Holding NV	680,931
250,000	VEON Ltd., ADR	377,500

	U.S. Companies
20,000	AT&T Inc.	583,000
72,000	CenturyLink Inc.	681,120
4,000	Telephone & Data Systems Inc.	67,040
1,000	T-Mobile US Inc.†.	83,900
32,000	Verizon Communications Inc.	1,719,360

		9,671,761

	Wireless Communications — 2.0%
	Non U.S. Companies
4,000	America Movil SAB de CV, Cl. L, ADR	47,120
42,500	Millicom International Cellular SA, SDR	1,201,207
6,000	Mobile TeleSystems PJSC, ADR	45,600
2,000	NTT DOCOMO Inc.	62,813
6,000	SK Telecom Co. Ltd., ADR.	97,620
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	93,000
78,000	Vodafone Group plc, ADR	1,074,060

	U.S. Companies
6,500	United States Cellular Corp.†	190,385

		2,811,805

	TOTAL COMMUNICATIONS	18,603,808

Shares		Market Value
	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
3,000	NRG Energy Inc.	$81,780

	DIVERSIFIED INDUSTRIAL — 0.0%
	Electronics — 0.0%
	U.S. Companies
100	Roper Technologies Inc.	31,181

	ENVIRONMENTAL SERVICES — 0.0%
	Water — 0.0%
	U.S. Companies
1,500	Evoqua Water Technologies Corp.†	16,815

	TOTAL COMMON STOCKS	116,180,089

	CLOSED-END FUNDS — 0.2%
10,000	Altaba Inc., Escrow†	207,500

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia, CVR†(a)	22,989

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 11/30/20†(b)	35,040

	ENERGY AND UTILITIES — 0.0%
	Services — 0.0%
	Non U.S. Companies
2,850	Weatherford International plc, expire 12/13/23†	798

	TOTAL WARRANTS	35,838

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 19.2%
$27,665,000	U.S. Treasury Bills, 0.114% to 1.705%††, 04/02/20 to 10/01/20(c)	27,660,381

	TOTAL INVESTMENTS — 100.0% (Cost $144,334,210)	$144,106,797

5

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At March 31, 2020, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	56.5%	$81,388,549

Europe.	28.5	41,024,876

Canada	8.8	12,644,006

Japan	3.1	4,522,769

Asia/Pacific	2.1	3,007,436

Latin America	0.8	1,187,201

South Africa	0.2	285,562

Africa/Middle East	0.0*	46,398

Total Investments	100.0%	$144,106,797

*	Amount represents less than 0.05%.

6